PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	$ 34,958	$ 32,556	$ 50,219
Changes in provisions
Additional provisions	8,000	8,430	27,732
Increase due to business combination			87
Used provisions	(1,850)	(4,144)	(7,183)
Reversal of unused provision			(33,952)
Increase (decrease) in foreign exchange	535	(1,889)	(3,494)
Other increases (decreases)		5	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale			(822)
Total Changes	6,685	2,402	(17,663)
Closing balance	41,643	34,958	32,556
Litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	29,764	29,091	39,668
Changes in provisions
Additional provisions	7,425	3,763	27,732
Increase due to business combination			87
Used provisions	(1,557)	(1,834)	(1,743)
Reversal of unused provision			(32,276)
Increase (decrease) in foreign exchange	(223)	(1,261)	(3,524)
Other increases (decreases)		5	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale			(822)
Total Changes	5,645	673	(10,577)
Closing balance	35,409	29,764	29,091
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	5,194	3,465	10,551
Changes in provisions
Additional provisions	575	4,667	0
Increase due to business combination			0
Used provisions	(293)	(2,310)	(5,440)
Reversal of unused provision			(1,676)
Increase (decrease) in foreign exchange	758	(628)	30
Other increases (decreases)		0	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale			0
Total Changes	1,040	1,729	(7,086)
Closing balance	$ 6,234	$ 5,194	$ 3,465